Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues	$ 8,153,546	$ 5,712,480	$ 6,330,428
Costs of services	2,840,112	1,502,255	2,021,058
Gross profit	5,313,434	4,210,225	4,309,370
Operating costs and expenses:
Selling expenses	1,537,006	1,018,894	952,888
General and administrative	11,201,445	10,210,960	10,521,551
Total operating costs and expenses	12,738,451	11,229,854	11,474,439
Loss from operations	(7,425,017)	(7,019,629)	(7,165,069)
Other (income) expenses:
Other income	(495,276)	(186,137)	(819,135)
Interest income	(22,731)	(53,089)	(26,463)
Foreign exchange gain		(5)
Total other (income) expenses	(518,007)	(239,231)	(845,598)
Loss before provision for income taxes	(6,907,010)	(6,780,398)	(6,319,471)
Current income tax expense	18,186	11,590	16,459
Deferred income tax expense (recovery)	(354,012)	277,874	(207,488)
Income taxes expense (recovery)	(335,826)	289,464	(191,029)
Net loss	(6,571,184)	(7,069,862)	(6,128,442)
Net loss attributable to non-controlling interest	(581,061)	(410,421)	(164,887)
Net loss attributable to common stockholders	(5,990,123)	(6,659,441)	(5,963,555)
Unrealized foreign currency translation adjustment	481	(7,345)	(28,939)
Comprehensive loss	$ (6,570,703)	$ (7,077,207)	$ (6,157,381)
Basic net loss per share (in Dollars per share)	$ (0.47)	$ (0.57)	$ (0.54)
Diluted net loss per share (in Dollars per share)	$ (0.47)	$ (0.57)	$ (0.54)
Weighted average number of ordinary shares-basic (in Shares)	12,637,968	11,655,642	11,010,240
Weighted average number of ordinary shares-diluted (in Shares)	12,637,968	11,655,642	11,010,240